Loans and Allowance for Credit Losses (Troubled Debt Restructurings by Class) (Detail) ¥ in Millions	12 Months Ended
Mar. 31, 2023 JPY (¥)
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	¥ 256,554
Troubled debt restructurings, Post-modification outstanding recorded investment	255,606
Troubled debt restructurings that subsequently defaulted, Recorded Investment	31,295
Commercial | Domestic
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	68,477
Troubled debt restructurings, Post-modification outstanding recorded investment	68,477
Troubled debt restructurings that subsequently defaulted, Recorded Investment	8,123
Commercial | Foreign
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	35,319
Troubled debt restructurings, Post-modification outstanding recorded investment	35,319
Troubled debt restructurings that subsequently defaulted, Recorded Investment	11,945
Residential
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	15,291
Troubled debt restructurings, Post-modification outstanding recorded investment	15,291
Troubled debt restructurings that subsequently defaulted, Recorded Investment	116
Card
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	22,355
Troubled debt restructurings, Post-modification outstanding recorded investment	21,407
Troubled debt restructurings that subsequently defaulted, Recorded Investment	2,783
Krungsri
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	93,971
Troubled debt restructurings, Post-modification outstanding recorded investment	93,971
Troubled debt restructurings that subsequently defaulted, Recorded Investment	6,759
Other
Financing Receivable, Modifications [Line Items]
Troubled debt restructurings, Pre-modification outstanding recorded investment	21,141
Troubled debt restructurings, Post-modification outstanding recorded investment	21,141
Troubled debt restructurings that subsequently defaulted, Recorded Investment	¥ 1,569